ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3     ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable:
Gross	34,634	43,191
Unearned interest	(217)	(995)
Total accounts receivable	34,417	42,196
Less: allowance for credit losses	2,251	9,214
Accounts receivable, net	32,166	32,982

The classification of accounts receivable is as follows:

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable – current portion	31,442	32,790
Accounts receivable – non-current portion	724	192
Total accounts receivable, net	32,166	32,982

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	2,251
Additions charged to bad debt expense	—	2,251	6,963
Balance at the end of the year	—	2,251	9,214